INTANGIBLE AND GOODWILL, NET (Tables)	12 Months Ended
Dec. 31, 2024
INTANGIBLE AND GOODWILL, NET [Abstract]
Composition of Intangible Assets with Useful Life
The composition of intangible assets with limited useful life and accumulated amortization as of December 31, 2024, 2023 and December 31, 2022 was as follows:

Description	Client relationships (i)	Brand name (ii)	Fund manager contract (iii)	Relationships with holders	Software and developments	Intangible in progress	Other	2024	2023	2022
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Cost -
Balance at January	375,905	175,321	77,715	21,100	4,279,022	901,562	30,754	5,861,379	5,167,235	4,708,305
Additions	-	-	-	-	423,259	378,031	-	801,290	828,803	703,670
Acquisition of business	-	-	-	-	-	-	-	-	16,642	7,533
Transfers	-	-	-	-	533,096	(533,096)	-	-	-	-
Disposals and others	(3,896)	-	(8,174)	-	(68,704)	(137,750)	(17,708)	(236,232)	(151,301)	(252,273)
Balance as of December 31	372,009	175,321	69,541	21,100	5,166,673	608,747	13,046	6,426,437	5,861,379	5,167,235

Accumulated amortization -
Balance at January	317,231	66,315	16,373	21,100	3,002,942	-	10,401	3,434,362	3,040,019	2,795,084
Amortization of the period	17,260	6,351	3,715	-	451,372	-	4,196	482,894	436,584	403,726
Disposals and others	(2,027)	-	(1,926)	-	(50,764)	-	(2,898)	(57,615)	(42,241)	(158,791)
Balance as of December 31	332,464	72,666	18,162	21,100	3,403,550	-	11,699	3,859,641	3,434,362	3,040,019

Net carrying amount	39,545	102,655	51,379	-	1,763,123	608,747	1,347	2,566,796	2,427,017	2,127,216

Client Relationships Intangible Assets
This item consists of the following:

	2024	2023
	S/(000)	S/(000)

Prima AFP - AFP Unión Vida	20,813	32,629
Credicorp Capital Holding Chile - Inversiones IMT	10,892	13,410
Ultraserfinco	5,049	7,072
Tenpo SpA	1,011	1,264
Compañía Incubadora de Soluciones Móviles S.A.- Culqi	1,467	1,792
Joinnus	313	2,507
Net carrying amount	39,545	58,674

Brand Intangible Assets
	2024	2023
	S/(000)	S/(000)

MiBanco	99,437	105,244
Joinnus	3,155	3,457
Culqi	63	305
Net carrying amount	102,655	109,006

Fund Manager Contract Intangible Assets
	2024	2023
	S/(000)	S/(000)

Credicorp Capital Holding Chile - Inversiones IMT	23,183	29,553
Credicorp Capital Colombia	26,071	29,229
Ultrasefinco S.A.	2,125	2,560
Net carrying amount	51,379	61,342

Reconciliation of Changes in Goodwill
Goodwill acquired through business combinations has been allocated to each subsidiary or groups of them, which are also identified as a CGUs for the purposes of impairment testing.

	2024	2023
	S/(000)	S/(000)
MiBanco - Edyficar Perú	273,694	273,694
Prima AFP - AFP Unión Vida	124,641	124,641
Credicorp Capital Colombia	99,841	111,799
Banco de Crédito del Perú	52,359	52,359
MiBanco Colombia	44,229	49,629
Pacífico Seguros	36,354	36,354
Atlantic Security Holding Corporation	29,795	29,795
Monokera S.A.S.	22,656	22,656
Tenpo SpA	20,927	22,697
Tenpo Technologies SpA	9,945	11,719
Joinnus S.A.C.	7,824	35,700
Crediseguro Seguros Personales	96	96
Compañía Incubadora de Soluciones Móviles S.A.-Culqi	-	2,297
Wally POS S.A.C.	-	21,046
Sami Shop S.A.C.	-	4,000
Net carrying amount	722,361	798,482

Key Assumptions Used for Calculation of Fair Value Less Selling Costs
The following table summarizes the key assumptions used to determine the present value for 2024 and 2023:

	2024
Descripción	Perpetual growth rate	Discount rate
	%	%
MiBanco - Edyficar Perú	5.60	11.90
Prima AFP - AFP Unión Vida	1.60	14.20
Credicorp Capital Colombia	3.80	14.40
Banco de Crédito del Perú	4.60	10.90
Mibanco Colombia	6.10	13.80
Pacífico Seguros (*)	4.60	10.70 and 12.30
Atlantic Security Holding Corporation	2.30	11.30
Monokera S.A.S.	-	30.00
Tenpo	-	25.00
Joinnus S.A.C.	-	25.00
Compañía Incubadora de Soluciones Móviles S.A-Culqi	-	30.00
Wally POS S.A.C.	-	25.00
Sami Shop S.A.C.	-	25.00

	2023
Descripción	Perpetual growth rate	Discount rate
	%	%
MiBanco - Edyficar Perú	5.60	13.10
Prima AFP - AFP Unión Vida	1.60	15.50
MiBanco - Colombia	6.80	15.10
Credicorp Capital Colombia	4.60	14.90
Banco de Crédito del Perú	4.60	12.40
Pacífico Seguros (*)	4.60	11.80 and 13.90
Atlantic Security Holding Corporation	2.30	12.60
Tenpo	-	25.00
Compañía Incubadora de Soluciones Móviles S.A - Culqi	-	25.00
Wally POS S.A.C	-	25.00
Sami Shop S.A.C	-	25.00

(*)  As of December 31, 2024, and 2023, it corresponds to the discount rates used to determine the recoverable value of the cash flows that correspond to the general and life insurance business lines.